OPERATING SEGMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line items]
Percentage of entity's revenue	100.00%	100.00%
Information about major customers	Loyalty program partners for which sales to their members individually represented more than 10% of the Corporation's total revenue.
Three partners [Member]
Disclosure of operating segments [Line items]
Percentage of entity's revenue	69.00%	70.00%